PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cost:
Property and equipment, gross	¥ 13,123		¥ 11,798
Less: Accumulated depreciation	6,845		5,764
Property and equipment net excluding construction in process	6,278		6,034
Construction in progress	778		648
Property and equipment, net	7,056	$ 1,107	6,682
Buildings
Cost:
Property and equipment, gross	305		247
Leasehold improvements
Cost:
Property and equipment, gross	10,467		9,542
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,348		2,008
Motor vehicles
Cost:
Property and equipment, gross	¥ 3		¥ 1